Discontinued Operations (Tables)	12 Months Ended
Apr. 24, 2016
Discontinued Operations
Schedule of results of discontinued operations

	Discontinued Operations
	Fiscal Year Ended
	April 24,	April 26,	April 27,
	2016	2015	2014
Net revenues	$154,848	$173,440	$204,262
Valuation charges	(4,424)	—	(34,747)
Depreciation expense	(12,991)	(13,734)	(16,280)
Pretax income (loss) from discontinued operations	7,999	10,583	(21,532)
Income tax provision from discontinued operations	—	(638)	(799)
Income (loss) from discontinued operations	7,999	9,945	(22,331)

	April 24,	April 26,
	2016	2015
Current assets:
Accounts receivable	$768	$771
Inventory	726	959
Prepaid expenses and other assets	867	615
Property and equipment, net	—	—
Goodwill
Other intangible assets, net	—	—
Other	—	—

Total current assets held for sale	$2,361	$2,345

Long-term assets:
Property and equipment, net	$88,717	$105,671
Goodwill	29,195	29,195
Other intangible assets, net	20,998	20,998
Prepaid deposits and other	220	220

Total long-term assets held for sale	$139,130	$156,084

Current liabilities:
Accounts payable	$2,291	$2,647
Payroll and related	2,173	2,359
Property and other taxes	613	588
Progressive jackpots and slot club awards	1,859	2,270
Other	390	489

Total liabilities related to assets held for sale	$7,326	$8,353